Consolidated Statements of Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash dividends paid on common stock, per share	$ 1.80	$ 1.60	$ 1.40
Retained Earnings
Cash dividends paid on common stock, per share	$ 1.80	$ 1.60	$ 1.40